UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 04/30/2008

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock Intermediate                                                 BLACKROCK
Municipal Fund
OF BLACKROCK MUNICIPAL SERIES TRUST

SEMI-ANNUAL REPORT
APRIL 30, 2008 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Portfolio Summary ........................................................     7
Financial Statements:
  Schedule of Investments ................................................     8
  Statement of Assets and Liabilities ....................................    11
  Statement of Operations ................................................    12
  Statements of Changes in Net Assets ....................................    13
Financial Highlights .....................................................    14
Notes to Financial Statements ............................................    19
Officers and Trustees ....................................................    24
Additional Information ...................................................    25
Mutual Fund Family .......................................................    27


2         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

A Letter to Shareholders

Dear Shareholder

Over the past several months, financial markets have been buffeted by the housing recession, the credit market unraveling and related liquidity freeze and steadily rising commodity prices. Counterbalancing these difficulties were booming export activity, a robust non-financial corporate sector and, notably, aggressive and timely monetary and fiscal policy actions.

Amid the market tumult, the Federal Reserve Board (the "Fed") intervened with a series of moves to bolster liquidity and ensure financial market stability. Since September 2007, the central bank slashed the target federal funds rate 325 basis points (3.25%), bringing the rate to 2.0% as of period-end. Of greater magnitude, however, were the Fed's other policy decisions, which included opening the discount window directly to broker dealers and investment banks and backstopping the unprecedented rescue of Bear Stearns.

The Fed's response to the financial crisis helped to improve credit conditions and investor mood. After hitting a low point on March 17 (coinciding with the collapse of Bear Stearns), equity markets found a welcome respite in April, when the S&P 500 Index of U.S. stocks posted positive monthly performance for the first time since October 2007. International markets, which outpaced those of the U.S. for much of 2007, saw a reversal in that trend, as effects of the credit crisis and downward pressures on growth were far-reaching.

In contrast to equity markets, Treasury securities rallied (yields fell as prices correspondingly rose), as a broad "flight-to-quality" theme persisted. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.77% by April
30. Treasury issues relinquished some of their gains in April, however, as investor appetite for risk returned and other high-quality fixed income sectors outperformed.

Problems within the monoline insurance industry and the failure of auctions for auction rate securities plagued the municipal bond market, driving yields higher and prices lower across the curve. However, in conjunction with the more recent shift in sentiment, the sector delivered strong performance in the final month of the reporting period.

Overall, the major benchmark indexes generated results that generally reflected heightened investor risk aversion:

Total Returns as of April 30, 2008                                                     6-month       12-month
=============================================================================================================
U.S. equities (S&P 500 Index)                                                           - 9.64%       - 4.68%
-------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            -12.92        -10.96
-------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       - 9.21        - 1.78
-------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Index)                                     + 4.08        + 6.87
-------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          + 1.47        + 2.79
-------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)     - 0.73        - 0.80
-------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC


                                                                               3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o The Fund's Institutional and Investor A1 Shares outperformed the broad-market Lehman Brothers Municipal Bond Index for the six-month period, while its Investor A, Investor B and Investor C Shares slightly lagged the index. Returns for the Fund's Institutional and Investor A1 Shares were generally in line with that of the Lipper Intermediate Municipal Debt Funds category average for the six-month period, while its Investor A, Investor B and Investor C Shares lagged the peer group.

o The Fund focuses its investments on the intermediate portion of the municipal yield curve; therefore, the Lipper category average provides a truer representation of the Fund's composition and a more comparable means for measurement.

      What factors influenced performance?

o U.S. Treasury yields fell (as prices correspondingly rose) during the period as economic activity slowed and the Fed cut short-term interest rates from 4.50% to 2.0%. Ten-year Treasury note yields declined more than twice as much as 30-year bond yields.

o The municipal market continued to underperform U.S. Treasury issues. Tax-exempt bond prices remained under pressure, as continuing problems within the monoline insurance industry and unresolved liquidity issues confronting auction rate securities weighed on the sector. New issuance for the six months declined over 15% versus the same period in 2007, although, more recently, the pace has increased, alongside improved investor demand.

o The Fund's performance benefited from increased exposure to high-quality municipals, including AAA-rated general obligation and pre-refunded bonds, which outperformed the broader market. At the same time, the Fund's lower-rated holdings detracted from comparative results amid a widening of credit spreads. An above-average cash reserve position (in keeping with a more defensive posture, particularly in early 2008) also curbed performance somewhat, as it prevented the Fund from fully participating in market improvement late in the period.

      Describe recent portfolio activity.

o We made few structural changes to the Fund during the reporting period. We did commit some of the Fund's cash reserves to higher-quality issues as opportunities presented themselves. Additionally, we purchased select lower-rated issues, particularly during periods of market volatility when market yields became historically attractive. The recent purchases moved the Fund's duration posture closer to that of its Lipper peers.

      Describe Fund positioning at period-end.

o The Fund ended the period with a relatively neutral duration versus the Lipper group, a positioning that we believe should benefit performance in a stable to modestly rising interest rate environment. The Fund maintained an ample cash equivalent reserve of approximately 5% of net assets at period-end, affording us the flexibility to take advantage of future value in the municipal market as opportunities arise.

o While we intend to remain focused on purchasing high-quality assets, we will also pursue select lower-rated issues, as we have seen value restored to some high yield sectors.

Performance Summary for the Period Ended April 30, 2008

                                                                                         Average Annual Total Returns*
                                                                         -----------------------------------------------------------
                                                                                1 Year              5 Years            10 Years
                                                                         ------------------   ------------------  ------------------
                                          Standardized      6-Month      w/o sales  w/sales   w/o sales  w/sales  w/o sales  w/sales
                                          30-Day Yield   Total Returns    charge    charge     charge    charge    charge    charge
------------------------------------------------------------------------------------------------------------------------------------
Institutional ...........................     3.94%          +1.55%       +2.97%       --      +3.12%        --     +4.48%       --
Investor A ..............................     3.56           +1.44        +2.72     -1.64%     +2.87      +1.98%    +4.23     +3.77%
Investor A1 .............................     3.80           +1.50        +2.86     +1.83      +3.00      +2.79     +4.37     +4.27
Investor B ..............................     3.62           +1.40        +2.64     +1.65      +2.80      +2.80     +4.16     +4.16
Investor C ..............................     2.96           +0.96        +1.96     +0.97      +2.10      +2.10     +3.45     +3.45
Lehman Brothers Municipal Bond Index** ..       --           +1.47        +2.79        --      +4.03         --     +5.16        --
------------------------------------------------------------------------------------------------------------------------------------

* Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.
** This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.


4         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the Lehman Brothers Municipal Bond Index. Values are from April 1998 to April 2008:

                                                                 Lehman Brothers
                    Institutional            Investor A           Municipal Bond
                         Shares*+              Shares*+                  Index++
4/98                      $10,000                $9,575                  $10,000
4/99                      $10,672               $10,193                  $10,695
4/00                      $10,571               $10,071                  $10,597
4/01                      $11,474               $10,905                  $11,696
4/02                      $12,290               $11,651                  $12,514
4/03                      $13,298               $12,576                  $13,577
4/04                      $13,536               $12,768                  $13,941
4/05                      $14,208               $13,369                  $14,891
4/06                      $14,347               $13,466                  $15,212
4/07                      $15,060               $14,100                  $16,092
4/08                      $15,507               $14,484                  $16,541

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests primarily in a diversified portfolio of investment grade obligations whose interest is exempt from federal income taxes, with a dollar-weighted average maturity from five to 12 years.
++ This unmanaged Index consists of revenue bonds, prerefunded bonds, general obligation bonds and insured bonds.

      Past performance is not indicative of future results.

Expense Example Including Interest Expense and Fees

                                                Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                         November 1, 2007   April 30, 2008  During the Period*  November 1, 2007  April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional .......         $1,000           $1,015.50           $4.01             $1,000          $1,020.92           $4.02
Investor A ..........         $1,000           $1,014.40           $5.06             $1,000          $1,019.88           $5.07
Investor A1 .........         $1,000           $1,015.00           $4.51             $1,000          $1,020.42           $4.52
Investor B ..........         $1,000           $1,014.00           $5.56             $1,000          $1,019.38           $5.57
Investor C ..........         $1,000           $1,009.60           $8.84             $1,000          $1,016.10           $8.87
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.80% for Institutional, 1.01% for Investor A, 0.90% for Investor A1, 1.11% for Investor B and 1.77% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.

Expense Example Excluding Interest Expense and Fees

                                                  Actual                                                Hypothetical**
                         -----------------------------------------------------  ----------------------------------------------------
                             Beginning          Ending                              Beginning         Ending
                           Account Value     Account Value     Expenses Paid      Account Value    Account Value     Expenses Paid
                         November 1, 2007   April 30, 2008  During the Period*  November 1, 2007  April 30, 2008  During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional*** ....         $1,000           $1,015.50           $3.56             $1,000          $1,021.37           $3.57
Investor A*** .......         $1,000           $1,014.40           $4.61             $1,000          $1,020.33           $4.62
Investor A1*** ......         $1,000           $1,015.00           $4.06             $1,000          $1,020.87           $4.07
Investor B*** .......         $1,000           $1,014.00           $5.11             $1,000          $1,019.83           $5.12
Investor C*** .......         $1,000           $1,009.60           $8.39             $1,000          $1,016.55           $8.42
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.71% for Institutional, 0.92% for Investor A, 0.81% for Investor A1, 1.02% for Investor B and 1.68% for Investor C), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
***   Expenses are after waiver, excluding interest expense.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Investor A Shares commenced operations on October 2, 2006. Prior to Investor A Shares' inception, the returns for Investor A Shares are based upon the performance of the Fund's Institutional Shares. The returns for Investor A Shares, however, are adjusted to reflect the service (12b-1) fees applicable to Investor A Shares.

o Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition, Investor B Shares are subject to a distribution fee of 0.10% per year and a service fee of 0.20% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Investor C Shares commenced operations on October 2, 2006. Prior to Investor C Shares' inception, the returns for Investor C Shares are based upon the performance of the Fund's Institutional Shares. The returns for Investor C Shares, however, are adjusted to reflect the distribution and service (12b-1) fees applicable to Investor C Shares.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on pages 4 and 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. The Fund's investment advisor reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 5 (which is based on a hypothetical investment of $1,000 invested on November 1, 2007 and held through April 30, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Portfolio Summary

As of April 30, 2008

                                                                      Percent of
Distribution by Market Sector                              Long-Term Investments
--------------------------------------------------------------------------------
Other Revenue Bonds ..................................................    67%
General Obligation Bonds .............................................    29
Mutual Funds .........................................................     2
Prerefunded ..........................................................     2
--------------------------------------------------------------------------------

Quality Ratings by                                                    Percent of
S&P/Moody's*                                               Long-Term Investments
--------------------------------------------------------------------------------
AAA/Aaa ..............................................................    54%
AA/Aa ................................................................    18
A/A ..................................................................     7
BBB/Baa ..............................................................    11
BB/Ba ................................................................     1
Not Rated ............................................................     9
--------------------------------------------------------------------------------
* Using the higher of Standard & Poor's or Moody's Investors Service ratings.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         7

Schedule of Investments April 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                             Par
Municipal Bonds                                             (000)      Value
===============================================================================
Alabama -- 0.2%
Tuscaloosa, Alabama, Special Care Facilities
  Financing Authority, Residential Care Facility
  Revenue Bonds (Capstone Village, Inc. Project),
  Series A, 5.125%, 8/01/15                               $  500   $    467,185
===============================================================================
Arizona -- 4.7%
Arizona State Transportation Board, Highway Revenue
  Bonds, Series B, 5%, 7/01/17                             5,000      5,439,050
Maricopa County, Arizona, School District Number 69
  (Paradise Valley), GO (School Improvement Project),
  Series C, 4%, 7/01/14 (a)                                1,185      1,229,579
Salt Verde Financial Corporation, Arizona, Senior Gas
  Revenue Bonds, 5.25%, 12/01/19                           2,000      2,012,680
                                                                   ------------
                                                                      8,681,309
===============================================================================
California -- 15.9%
Agua Caliente Band of Cahuilla Indians, California,
  Casino Revenue Bonds, 5.60%, 7/01/13                       875        859,714
Antelope Valley, California, Health Care District
  Revenue Bonds, VRDN, Series A, 5.25%,
  9/01/17 (b)                                              2,000      2,003,060
California County Tobacco Securitization Agency,
  Tobacco Revenue Bonds (Los Angeles County
  Securitization Corporation), 5.25%, 6/01/21 (c)          5,225      4,154,032
California State Department of Water Resources,
  Power Supply Revenue Bonds, Series A, 5.50%,
  5/01/14 (d)                                             10,000     10,881,600
California State, GO, Refunding:
    5%, 8/01/19                                            5,000      5,248,250
    (Veterans Bonds), Series BG, 5.05%, 12/01/11           1,000      1,022,150
Golden State Tobacco Securitization Corporation of
  California, Tobacco Settlement Revenue Refunding
  Bonds, Senior Series A-1, 5%, 6/01/16                    3,000      2,939,370
Southern California Public Power Authority, Natural
  Gas Project Number 1 Revenue Bonds, Series A,
  5.25%, 11/01/19                                          2,445      2,493,264
                                                                   ------------
                                                                     29,601,440
===============================================================================
Colorado -- 2.7%
Denver, Colorado, City and County Airport Revenue
  Bonds, AMT, Series D, 7.75%, 11/15/13 (d)                4,430      4,954,069
===============================================================================
Connecticut -- 1.6%
Hartford, Connecticut, GO,
Series A, 5.25%, 8/15/18 (d)                               2,685      2,938,571
===============================================================================
Florida -- 8.1%
Broward County, Florida, School Board, COP, Series C,
  5.25%, 7/01/17 (e)                                       3,410      3,644,642
Middle Village Community Development District,
  Florida, Special Assessment Bonds, Series C,
  5.125%, 5/01/09                                            200        197,674
Orange County, Florida, School Board, COP, VRDN,
  Series B, 3.50%, 8/01/27 (b)(f)                          1,000      1,000,000
Orlando, Florida, Greater Orlando Aviation Authority,
  Airport Facilities Revenue Bonds, AMT, Series A,
  5.25%, 10/01/18 (g)                                      5,440      5,443,427
Panther Trace Community Development District II,
  Florida, Special Assessment Revenue Bonds:
    5%, 11/01/10                                             610        585,118
    5.125%, 11/01/13                                         995        915,260
Sterling Hill Community Development District, Florida,
  Capital Improvement Revenue Refunding Bonds,
  Series B, 5.50%, 11/01/10                                  185        183,259
Tolomato Community Development District, Florida,
  Special Assessment Bonds, 6.375%, 5/01/17                3,130      3,091,094
                                                                   ------------
                                                                     15,060,474
===============================================================================
Georgia -- 0.6%
Fulton County, Georgia, Residential Care Facilities,
  Revenue Refunding Bonds (Canterbury Court
  Project), Series A, 5%, 2/15/14                          1,050      1,028,244
===============================================================================
Idaho -- 2.9%
Ada and Canyon Counties, Idaho, Joint School District
  Number 2 (Meridian), GO, 5%, 8/15/17                     5,000      5,411,200
===============================================================================
Illinois -- 4.5%
Chicago, Illinois, Midway Airport Revenue Bonds,
  Second Lien, VRDN, AMT, Series A, 2.80%,
  1/01/29 (b)(f)                                           5,200      5,200,000
Chicago, Illinois, Tax Allocation Bonds (Kingsbury
  Redevelopment Project), Series A, 6.57%, 2/15/13         1,000      1,005,380
Granite City, Madison County, Illinois, Disposal
  Revenue Bonds (Water Management, Inc. Project),
  VRDN, AMT, 5%, 5/03/10 (b)                               1,500      1,499,085
Illinois State Finance Authority Revenue Bonds
  (Primary Health Care Centers Program), 5.90%,
  7/01/14                                                    715        700,492
                                                                   ------------
                                                                      8,404,957
===============================================================================
Indiana -- 1.1%
Indiana Bond Bank, Special Program Gas Revenue
  Bonds, Series A, 5%, 10/15/17                            2,000      1,998,620
===============================================================================
Kentucky -- 1.1%
Kenton County, Kentucky, Airport Board, Airport
  Revenue Refunding Bonds (Cincinnati/Northern
  Kentucky International Airport), AMT, Series A,
  5.625%, 3/01/15 (f)                                      2,000      2,061,780
===============================================================================
Louisiana -- 0.5%
Morehouse Parish, Louisiana, PCR, Refunding
  (International Paper Company Project), Series A,
  5.25%, 11/15/13                                          1,000      1,014,840
===============================================================================

Portfolio Abbreviations

To simplify the listings of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list on the right.

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
EDA     Economic Development Authority
GO      General Obligation Bonds
HDA     Housing Development Authority
IDA     Industrial Development Authority
PCR     Pollution Control Revenue Bonds
VRDN    Variable Rate Demand Notes


8         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Schedule of Investments (continued)  (Percentages shown are based on Net Assets)

                                                             Par
Municipal Bonds                                             (000)      Value
===============================================================================
Maryland -- 0.9%
Anne Arundel County, Maryland, Consolidated
  General Improvements, GO, Refunding,
  5%, 3/01/15                                             $1,455   $  1,603,337
===============================================================================
Massachusetts -- 5.3%
Massachusetts State Industrial Finance Agency,
  Resource Recovery Revenue Refunding Bonds
  (Ogden Haverhill Project), AMT, Series A,
  5.30%, 12/01/09                                          3,300      3,370,884
Massachusetts State Port Authority, Special Facilities
  Revenue Bonds (Delta Air Lines Inc. Project), AMT,
  Series A (d):
    5.50%, 1/01/14                                         2,500      2,497,375
    5.50%, 1/01/15                                         4,000      3,968,880
                                                                   ------------
                                                                      9,837,139
===============================================================================
Michigan -- 0.8%
Michigan State Strategic Fund, PCR (General Motors
  Corporation Project), VRDN, 7%, 12/01/08 (b)             1,555      1,555,000
===============================================================================
Minnesota -- 1.5%
Minnesota State, GO, 5%, 6/01/18                           2,500      2,720,350
===============================================================================
Mississippi -- 0.5%
Mississippi Business Finance Corporation,
  Mississippi, PCR, Refunding (System Energy
  Resources Inc. Project), 5.90%, 5/01/22                  1,000        989,680
===============================================================================
Nebraska -- 1.4%
Omaha Convention Hotel Corporation, Nebraska, First
  Tier Revenue Refunding Bonds, 5%, 2/01/19 (d)            2,435      2,550,127
===============================================================================
New Jersey -- 1.4%
New Jersey EDA, School Facilities Construction,
  Revenue Refunding Bonds, Series W, 5%, 9/01/15           2,500      2,693,200
===============================================================================
New York -- 7.4%
New York City, New York, GO, Refunding, Series A,
  5%, 8/01/19                                              5,000      5,271,950
New York State Dormitory Authority, Non-State
  Supported Debt, Revenue Refunding Bonds
  (New York University Hospital Center), Series A,
  5%, 7/01/16                                              1,140      1,127,881
New York State, GO, Series A, 4%, 3/01/16                  2,000      2,062,400
Port Authority of New York and New Jersey,
  Consolidated Revenue Bonds, AMT:
    131st Series, 5%, 12/15/14                             1,000      1,053,660
    Thirty-Seventh Series, 5.50%, 7/15/18 (e)              3,000      3,167,430
Westchester County, New York, IDA, Continuing Care
  Retirement, Mortgage Revenue Bonds (Kendal on
  the Hudson Project), Series A, 5.625%, 1/01/13           1,000        999,710
                                                                   ------------
                                                                     13,683,031
===============================================================================
North Carolina -- 4.9%
North Carolina Municipal Power Agency Number 1,
  Catawba Electric Revenue Bonds, Series A,
  5.25%, 1/01/20 (f)                                       3,500      3,639,090
North Carolina State, GO, Refunding, Series B,
  5%, 4/01/17                                              5,000      5,533,900
                                                                   ------------
                                                                      9,172,990
===============================================================================
Ohio -- 2.5%
Ohio State, GO, Series L, 5%, 10/01/14                     1,835      2,017,986
Ohio State, Highway Capital Improvements, GO,
  Series L, 5%, 5/01/16                                    2,340      2,576,293
                                                                   ------------
                                                                      4,594,279
===============================================================================
Oregon -- 3.0%
Oregon State Department of Transportation,
  Highway User Tax Revenue Bonds, Series A,
  5%, 11/15/16 (h)                                         5,000      5,546,800
===============================================================================
Pennsylvania -- 1.8%
Lancaster County, Pennsylvania, Hospital Authority
  Revenue Bonds (Brethren Village Project), Series A,
  5.20%, 7/01/12                                           1,000      1,012,920
Philadelphia, Pennsylvania, Hospitals and Higher
  Education Facilities Authority, Hospital Revenue
  Refunding Bonds (Children's Hospital Project),
  VRDN, Series B, 2.62%, 7/01/25 (b)                       2,400      2,400,000
                                                                   ------------
                                                                      3,412,920
===============================================================================
Tennessee -- 0.9%
Tennessee HDA, Revenue Bonds (Homeownership
  Program), AMT, Series 2-C, 5.85%, 7/01/09                1,600      1,619,824
===============================================================================
Texas -- 12.3%
Bell County, Texas, Health Facilities Development
  Corporation, Hospital Revenue Bonds (Scott &
  White Memorial Hospital), VRDN, Series B-2,
  2.70%, 8/15/29 (b)(f)                                    4,235      4,235,000
Dallas-Fort Worth, Texas, International Airport, Joint
  Revenue Bonds, AMT, Sub-Series C-1, 4.75%,
  11/01/13 (f)                                             2,500      2,506,175
Dallas-Fort Worth, Texas, International Airport Revenue
  Refunding and Improvement Bonds, AMT, Series A,
  5.75%, 11/01/14 (g)                                      5,000      5,146,600
Houston, Texas, Airport System, Subordinate Lien
  Revenue Refunding Bonds, AMT, Series A, 5.875%,
  7/01/15 (e)                                              5,000      5,222,800
Houston, Texas, Combined Utility System, First Lien
  Revenue Refunding Bonds, Series B, 5%,
  11/15/18 (g)                                             2,475      2,592,785
San Antonio, Texas, Airport System, Improvement
  Revenue Bonds, AMT, 5.25%, 7/01/19 (e)                   3,055      3,146,650
                                                                   ------------
                                                                     22,850,010
===============================================================================
Virginia -- 3.5%
Fredericksburg, Virginia, EDA, Hospital Facilities
  Revenue Refunding Bonds (MediCorp Health
  System), 5%, 6/15/17                                     2,500      2,605,875
The Shops at White Oak Village Community
  Development Authority, Virginia, Special Assessment
  Revenue Bonds, 5.30%, 3/01/17                            4,000      3,854,880
                                                                   ------------
                                                                      6,460,755
===============================================================================
Washington -- 2.7%
Kitsap County, Washington, School District Number
  400 (North Kitsap), GO, Refunding, 5.125%,
  12/01/16 (e)                                             4,650      5,083,054
===============================================================================
Puerto Rico -- 3.1%
Puerto Rico Commonwealth Government Development
  Bank, Senior Revenue Bonds, Series B, 5%,
  12/01/17                                                 1,500      1,502,220
Puerto Rico Commonwealth Infrastructure Financing
  Authority, Special Tax and Capital Appreciation
  Revenue Bonds, Series B, 5%, 7/01/18                     3,250      3,248,505
Puerto Rico Commonwealth, Public Improvement, GO,
  Series B, 5.25%, 7/01/17                                 1,000      1,018,880
                                                                   ------------
                                                                      5,769,605
-------------------------------------------------------------------------------
Total Municipal Bonds (Cost -- $181,777,571) -- 97.8%               181,764,790
===============================================================================


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         9

Schedule of Investments (concluded)  (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to                             Par
Tender Option Bond Trusts (i)                             (000)        Value
===============================================================================
Illinois -- 5.7%
Chicago, Illinois, O'Hare International Airport, General
  Airport Revenue Refunding Bonds, Third Lien, AMT,
  Series A-2 (e):
    5.25%, 1/01/13                                       $ 5,000   $  5,265,600
    5.25%, 1/01/14                                         5,000      5,265,600
-------------------------------------------------------------------------------
Total Municipal Bonds Transferred to
Tender Option Bond Trusts
(Cost -- $10,630,444) -- 5.7%                                        10,531,200
===============================================================================

Mutual Funds                                              Shares       Value
===============================================================================
BlackRock Insured Municipal 2008 Term Trust, Inc. (j)        244      3,672,200
BlackRock Insured Municipal Term Trust, Inc. (j)             100      1,003,979
-------------------------------------------------------------------------------
Total Mutual Funds (Cost -- $5,249,625) -- 2.5%                       4,676,179
===============================================================================

===============================================================================
Short-Term Securities
===============================================================================
Merrill Lynch Institutional Tax-Exempt Fund,
  2.49% (j)(k)                                            19,315         19,315
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $19,315) -- 0.0%                    19,315
===============================================================================
Total Investments (Cost -- $197,676,955*) -- 106.0%                 196,991,484

Liabilities in Excess of Other Assets -- (3.3%)                      (6,038,509)

Liability for Trust Certificates, Including
Interest Expense and Fees Payable -- (2.7%)                          (5,048,283)
                                                                   ------------
Net Assets -- 100.0%                                               $185,904,692
                                                                   ============

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 192,473,463
                                                                  =============
      Gross unrealized appreciation ..........................    $   2,157,419
      Gross unrealized depreciation ..........................       (2,639,398)
                                                                  -------------
      Net unrealized depreciation ............................    $    (481,979)
                                                                  =============

(a)   Assured Guaranty Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) Represents a zero coupon. Rate shown reflects the effective yield at the time of purchase.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   MBIA Insured.
(g)   FGIC Insured.
(h) U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.
(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                         Purchase    Sales   Realized   Dividend
      Affiliate                            Cost      Cost      Gain      Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                    $25 1      --        --      $ 2,185

      BlackRock Insured Municipal
        2008 Term Trust, Inc.               --        --        --      $11,590

      BlackRock Insured Municipal
        Term Trust, Inc.                    --        --        --      $ 3,033
      --------------------------------------------------------------------------
      1     Represents net purchase cost.

(k)   Represents the current yield as of report date.

See Notes to Financial Statements.


10         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Statement of Assets and Liabilities

April 30, 2008 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $192,408,015) ......................................................    $ 192,295,990
Investments at value -- affiliated (cost -- $5,268,940) ..........................................................        4,695,494
Cash .............................................................................................................          141,031
Interest receivable ..............................................................................................        2,855,335
Beneficial interest sold receivable ..............................................................................          434,815
Investments sold receivable ......................................................................................          175,000
Dividends receivable .............................................................................................           14,624
Prepaid expenses .................................................................................................           24,596
                                                                                                                      -------------
Total assets .....................................................................................................      200,636,885
                                                                                                                      -------------
===================================================================================================================================
Accrued Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Investments purchased payable ....................................................................................        8,376,911
Beneficial interest redeemed payable .............................................................................          591,252
Income dividends payable .........................................................................................          577,925
Investment advisory fees payable .................................................................................           77,468
Interest expense and fees payable ................................................................................           48,283
Other affiliates payable .........................................................................................           15,446
Distribution fees payable ........................................................................................           10,870
Other liabilities payable ........................................................................................              276
Officer and Trustees fees payable ................................................................................               81
Other accrued expenses payable ...................................................................................           33,681
                                                                                                                      -------------
Total accrued liabilities ........................................................................................        9,732,193
                                                                                                                      -------------
===================================================================================================================================
Other Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Trust certificates 1 .............................................................................................        5,000,000
                                                                                                                      -------------
Total Liabilities ................................................................................................       14,732,193
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .......................................................................................................    $ 185,904,692
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized ..............    $   1,111,165
Investor A Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized .................           55,224
Investor A1 Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized ................          565,274
Investor B Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized .................           61,176
Investor C Shares of beneficial interest, $0.10 par value, unlimited number of shares authorized .................           43,041
Paid-in capital in excess of par .................................................................................      185,573,199
Undistributed net investment income ..............................................................................          189,431
Accumulated net realized loss ....................................................................................       (1,008,347)
Net unrealized appreciation/depreciation .........................................................................         (685,471)
                                                                                                                      -------------
Net Assets .......................................................................................................    $ 185,904,692
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $112,538,764 and 11,111,650 shares of beneficial interest outstanding ....    $       10.13
                                                                                                                      =============
Investor A -- Based on net assets of $5,589,183 and 552,236 shares of beneficial interest outstanding ............    $       10.12
                                                                                                                      =============
Investor A1 -- Based on net assets of $57,224,197 and 5,652,743 shares of beneficial interest outstanding ........    $       10.12
                                                                                                                      =============
Investor B -- Based on net assets of $6,194,990 and 611,763 shares of beneficial interest outstanding ............    $       10.13
                                                                                                                      =============
Investor C -- Based on net assets of $4,357,558 and 430,410 shares of beneficial interest outstanding ............    $       10.12
                                                                                                                      =============

1 Represents short-term floating rate certificates issued by tender option bond trusts.

See Notes to Financial Statements.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         11

Statement of Operations

Six Months Ended April 30, 2008 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest ...........................................................................................................    $ 4,518,539
Dividends from affiliates ..........................................................................................         16,808
                                                                                                                        -----------
Total income .......................................................................................................      4,535,347
                                                                                                                        -----------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory ................................................................................................    $   531,052
Accounting services ................................................................................................         42,422
Registration .......................................................................................................         29,199
Service -- Investor A ..............................................................................................          5,603
Service -- Investor A1 .............................................................................................         29,118
Service and distribution -- Investor B .............................................................................         10,126
Service and distribution -- Investor C .............................................................................         14,121
Professional .......................................................................................................         28,909
Transfer agent -- Institutional ....................................................................................         27,298
Transfer agent -- Investor A .......................................................................................            284
Transfer agent -- Investor A1 ......................................................................................         14,689
Transfer agent -- Investor B .......................................................................................          1,908
Transfer agent -- Investor C .......................................................................................            315
Printing ...........................................................................................................         21,360
Officer and Trustees ...............................................................................................         11,521
Custodian ..........................................................................................................          7,815
Miscellaneous ......................................................................................................         18,365
                                                                                                                        -----------
Total expenses excluding interest expense and fees .................................................................        794,105
Interest expense and fees 1 ........................................................................................         87,380
                                                                                                                        -----------
Total expenses .....................................................................................................        881,485
Less fees waived by advisor ........................................................................................        (48,377)
                                                                                                                        -----------
Total expenses after waiver ........................................................................................        833,108
                                                                                                                        -----------
Net investment income ..............................................................................................      3,702,239
                                                                                                                        -----------
===================================================================================================================================
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) from:
    Investments ....................................................................................................      1,062,896
    Futures ........................................................................................................        (80,018)
                                                                                                                        -----------
                                                                                                                            982,878
                                                                                                                        -----------
Net change in unrealized appreciation/depreciation on investments ..................................................     (1,757,898)
                                                                                                                        -----------
Total realized and unrealized loss .................................................................................       (775,020)
                                                                                                                        -----------
Net Increase in Net Assets Resulting from Operations ...............................................................    $ 2,927,219
                                                                                                                        ===========

1     Related to tender option bond trusts.

See Notes to Financial Statements.


12         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Statements of Changes in Net Assets

                                                                                                      Six Months
                                                                                                        Ended
                                                                                                       April 30,        Year Ended
                                                                                                          2008          October 31,
Increase (Decrease) in Net Assets:                                                                    (Unaudited)          2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income ..........................................................................    $   3,702,239     $   6,964,866
Net realized gain ..............................................................................          982,878           251,945
Net change in unrealized appreciation/depreciation .............................................       (1,757,898)       (2,354,117)
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................        2,927,219         4,862,694
                                                                                                    -------------------------------
===================================================================================================================================
Dividends to Shareholders from:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional ...............................................................................       (2,340,044)       (4,106,295)
   Investor A ..................................................................................          (82,687)          (60,549)
   Investor A1 .................................................................................       (1,105,508)       (2,341,365)
   Investor B ..................................................................................         (121,080)         (280,255)
   Investor C ..................................................................................          (41,246)          (35,579)
                                                                                                    -------------------------------
Decrease in net assets resulting from dividends to shareholders ................................       (3,690,565)       (6,824,043)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ............       (5,817,861)       13,314,783
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................       (6,581,207)       11,353,434
Beginning of period ............................................................................      192,485,899       181,132,465
                                                                                                    -------------------------------
End of period ..................................................................................    $ 185,904,692     $ 192,485,899
                                                                                                    ===============================
End of period undistributed net investment income ..............................................    $     189,431     $     177,757
                                                                                                    ===============================

See Notes to Financial Statements.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         13

Financial Highlights

                                                                                        Institutional
                                                    -------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      April 30,                          Year Ended October 31,
                                                        2008       ----------------------------------------------------------------
                                                    (Unaudited)       2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $  10.17      $  10.28      $  10.36      $  10.76      $  10.71      $  10.69
                                                     ------------------------------------------------------------------------------
Net investment income 1 .........................        0.20          0.39          0.37          0.38          0.40          0.40
Net realized and unrealized gain (loss) .........       (0.07)        (0.12)         0.13         (0.34)         0.08          0.10
                                                     ------------------------------------------------------------------------------
Net increase from investment operations .........        0.13          0.27          0.50          0.04          0.48          0.50
                                                     ------------------------------------------------------------------------------
Dividends from:
     Net investment income ......................       (0.17)        (0.38)        (0.37)        (0.38)        (0.40)        (0.41)
     Net realized gain ..........................          --            --         (0.21)        (0.06)        (0.03)        (0.07)
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ...............       (0.17)        (0.38)        (0.58)        (0.44)        (0.43)        (0.48)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................    $  10.13      $  10.17      $  10.28      $  10.36      $  10.76      $  10.71
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ........................        1.55% 3       2.69%         4.96%         0.40%         4.57%         4.77%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 4 ...................        0.71% 5       0.75%         0.73%         0.74%         0.79%         0.85%
                                                     ==============================================================================
Total expenses after waiver .....................        0.80% 5       0.98%         1.11%         1.00%         0.91%         0.94%
                                                     ==============================================================================
Total expenses ..................................        0.85% 5       1.03%         1.16%         1.05%         0.94%         0.96%
                                                     ==============================================================================
Net investment income ...........................        3.89% 5       3.81%         3.61%         3.63%         3.76%         3.80%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................    $112,539      $120,499      $ 99,678      $100,831      $ 78,777      $ 44,372
                                                     ==============================================================================
Portfolio turnover ..............................          29%           54%          102%          162%          176%          179%
                                                     ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of any sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
5     Annualized.

See Notes to Financial Statements.


14         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

                                                                                                         Investor A
                                                                                         ------------------------------------------
                                                                                         Six Months                       Period
                                                                                           Ended                         October 2,
                                                                                          April 30,      Year Ended      2006 1 to
                                                                                            2008         October 31,    October 31,
                                                                                         (Unaudited)        2007           2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................    $   10.16      $   10.27      $   10.26
                                                                                          -----------------------------------------
Net investment income 2 ..............................................................         0.19           0.36           0.02
Net realized and unrealized gain (loss) ..............................................        (0.07)         (0.11)          0.02
                                                                                          -----------------------------------------
Net increase from investment operations ..............................................         0.12           0.25           0.04
                                                                                          -----------------------------------------
Dividends from net investment income .................................................        (0.16)         (0.36)         (0.03)
                                                                                          -----------------------------------------
Net asset value, end of period .......................................................    $   10.12      $   10.16      $   10.27
                                                                                          =========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................         1.44% 4        2.43%          0.36% 4
                                                                                          =========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest expense and fees 5 ................         0.92% 6        1.01%          0.97% 6
                                                                                          =========================================
Total expenses after waiver ..........................................................         1.01% 6        1.23%          1.34% 6
                                                                                          =========================================
Total expenses .......................................................................         1.06% 6        1.28%          1.39% 6
                                                                                          =========================================
Net investment income ................................................................         3.70% 6        3.54%          3.08% 6
                                                                                          =========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................    $   5,589      $   2,786      $     160
                                                                                          =========================================
Portfolio turnover ...................................................................           29%            54%           102%
                                                                                          =========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
6     Annualized.

See Notes to Financial Statements.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         15

                                                                                      Investor A1
                                                    -------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      April 30,                          Year Ended October 31,
                                                        2008       ----------------------------------------------------------------
                                                    (Unaudited)       2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $  10.16      $  10.28      $  10.35      $  10.76      $  10.71      $  10.69
                                                     ------------------------------------------------------------------------------
Net investment income 1 .........................        0.19          0.38          0.35          0.38          0.39          0.40
Net realized and unrealized gain (loss) .........       (0.07)        (0.13)         0.15         (0.36)         0.08          0.09
                                                     ------------------------------------------------------------------------------
Net increase from investment operations .........        0.12          0.25          0.50          0.02          0.47          0.49
                                                     ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income ......................       (0.16)        (0.37)        (0.36)        (0.37)        (0.39)        (0.40)
     Net realized gain ..........................          --            --         (0.21)        (0.06)        (0.03)        (0.07)
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ...............       (0.16)        (0.37)        (0.57)        (0.43)        (0.42)        (0.47)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................    $  10.12      $  10.16      $  10.28      $  10.35      $  10.76      $  10.71
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ........................        1.50% 3       2.49%         4.96%         0.20%         4.47%         4.68%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 4 ...................        0.81% 5       0.84%         0.83%         0.84%         0.89%         0.95%
                                                     ==============================================================================
Total expenses after waiver .....................        0.90% 5       1.07%         1.20%         1.11%         1.01%         1.04%
                                                     ==============================================================================
Total expenses ..................................        0.95% 5       1.12%         1.25%         1.16%         1.04%         1.06%
                                                     ==============================================================================
Net investment income ...........................        3.78% 5       3.71%         3.50%         3.54%         3.66%         3.70%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................    $ 57,224      $ 60,208      $ 71,327      $ 48,524      $ 55,128      $ 51,786
                                                     ==============================================================================
Portfolio turnover ..............................          29%           54%          102%          162%          176%          179%
                                                     ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
5     Annualized.

See Notes to Financial Statements.


16         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

                                                                                       Investor B
                                                    -------------------------------------------------------------------------------
                                                     Six Months
                                                       Ended
                                                      April 30,                          Year Ended October 31,
                                                        2008       ----------------------------------------------------------------
                                                    (Unaudited)       2007          2006          2005          2004          2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............    $  10.17      $  10.28      $  10.36      $  10.76      $  10.71      $  10.69
                                                     ------------------------------------------------------------------------------
Net investment income 1 .........................        0.18          0.36          0.34          0.35          0.37          0.38
Net realized and unrealized gain (loss) .........       (0.10)        (0.12)         0.15         (0.34)         0.08          0.09
                                                     ------------------------------------------------------------------------------
Net increase from investment operations .........        0.08          0.24          0.49          0.01          0.45          0.47
                                                     ------------------------------------------------------------------------------
Dividends and distributions from:
     Net investment income ......................       (0.12)        (0.35)        (0.36)        (0.35)        (0.37)        (0.38)
     Net realized gain ..........................          --            --         (0.21)        (0.06)        (0.03)        (0.07)
                                                     ------------------------------------------------------------------------------
Total dividends and distributions ...............       (0.12)        (0.35)        (0.57)        (0.41)        (0.40)        (0.45)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................    $  10.13      $  10.17      $  10.28      $  10.36      $  10.76      $  10.71
                                                     ==============================================================================
===================================================================================================================================
Total Investment Return 2
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ........................        1.40% 3       2.36%         4.64%         0.08%         4.24%         4.46%
                                                     ==============================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding
  interest expense and fees 4 ...................        1.02% 5       1.06%         1.05%         1.05%         1.10%         1.17%
                                                     ==============================================================================
Total expenses after waiver .....................        1.11% 5       1.29%         1.42%         1.32%         1.22%         1.26%
                                                     ==============================================================================
Total expenses ..................................        1.16% 5       1.34%         1.47%         1.37%         1.25%         1.27%
                                                     ==============================================================================
Net investment income ...........................        3.58% 5       3.50%         3.30%         3.34%         3.45%         3.48%
                                                     ==============================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) .................    $  6,195      $  6,920      $  9,760      $ 14,982      $ 21,623      $ 28,678
                                                     ==============================================================================
Portfolio turnover ..............................          29%           54%          102%          162%          176%          179%
                                                     ==============================================================================

1     Based on average shares outstanding.
2     Total investment returns exclude the effects of sales charges.
3     Aggregate total investment return.
4 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
5     Annualized.

See Notes to Financial Statements.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         17

Financial Highlights (concluded)

                                                                                                          Investor C
                                                                                         ------------------------------------------
                                                                                         Six Months                       Period
                                                                                           Ended                         October 2,
                                                                                          April 30,      Year Ended      2006 1 to
                                                                                            2008         October 31,    October 31,
                                                                                         (Unaudited)        2007           2006
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................................................    $   10.17      $   10.28      $   10.26
                                                                                          -----------------------------------------
Net investment income 2 ..............................................................         0.14           0.28           0.01
Net realized and unrealized gain (loss) ..............................................        (0.09)         (0.11)          0.03
                                                                                          -----------------------------------------
Net increase from investment operations ..............................................         0.05           0.17           0.04
                                                                                          -----------------------------------------
Dividends from net investment income .................................................        (0.10)         (0.28)         (0.02)
                                                                                          -----------------------------------------
Net asset value, end of period .......................................................    $   10.12      $   10.17      $   10.28
                                                                                          =========================================
===================================================================================================================================
Total Investment Return 3
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................................................         0.96% 4        1.67%          0.40% 4
                                                                                          =========================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses after waiver and excluding interest expense and fees 5 ................         1.68% 6        1.75%          1.73% 6
                                                                                          =========================================
Total expenses after waiver ..........................................................         1.77% 6        1.98%          2.09% 6
                                                                                          =========================================
Total expenses .......................................................................         1.82% 6        2.03%          2.14% 6
                                                                                          =========================================
Net investment income ................................................................         2.93% 6        2.79%          2.36% 6
                                                                                          =========================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................................................    $   4,358      $   2,074      $     207
                                                                                          =========================================
Portfolio turnover ...................................................................           29%            54%           102%
                                                                                          =========================================

1     Commencement of operations.
2     Based on average shares outstanding.
3     Total investment returns exclude the effects of sales charges.
4     Aggregate total investment return.
5 Interest expense and fees relate to tender option bond trusts. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option trusts.
6     Annualized.

See Notes to Financial Statements.


18         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

BlackRock Intermediate Municipal Fund (the "Fund") is presently the only series of BlackRock Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor A1 Shares are not generally available except for dividend and capital gains investment. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor A1, Investor B and Investor C Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B and Investor C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A1 distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and various relationships between investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Short-term securities may be valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or the sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

o Financial futures contracts: The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Municipal Bonds Transferred to Tender Option Bond Trusts: The Fund leverages its assets through the use of tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal securities. Other funds managed by the investment advisor may also contribute municipal securities to a TOB into which the Fund has contributed securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates ("TOB Residuals"), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer, within seven days, a corresponding share of the municipal securities from the TOB to the Fund. The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to the Fund, which typically invests the cash in additional municipal securities. The Fund's transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented in the Fund's Schedule of Investments and the proceeds from the transaction are reported as a liability of the Fund.

Interest income from the underlying securities is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. As of April 30, 2008, the aggregate value of the underlying municipal securities transferred to TOBs was $10,531,200, the related liability for trust certificates was $5,000,00 and the interest rate on the liability for trust certificates was 2.897%.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         19

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in TOBs likely will adversely affect the Fund's net investment income and dividends to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Fund segregate assets in connection with certain investments (e.g., futures), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective April 30, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended October 31, 2004 through October 31, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment Transactions and Investment Income: Investment trans-actions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on each of the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.


20         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

2. Investment Advisory Agreement and Other Transactions with Affiliates

The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.55% of the average daily value of the Fund's net assets. The Advisor has agreed to waive 0.05% of its fee resulting in an annual fee equal to 0.50% of the average daily net assets of the Fund. For the six months ended April 30, 2008, the Advisor earned fees of $531,053 of which $48,278 was waived, and is included in fees waived by advisor on the Statement of Operations.

In addition, the Advisor has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in Merrill Lynch Institutional Tax-Exempt Fund. For the six months ended April 30, 2008, the Advisor waived $99, which is included in fees waived by advisor on the Statement of Operations.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. For the six months ended April 30, 2008, the Fund reimbursed the Advisor $1,714 for certain accounting services, which is included in accounting services expenses in the Statement of Operations.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                         Service    Distribution
                                                           Fee          Fee
--------------------------------------------------------------------------------
Investor A ...........................................    0.25%          --
Investor A1 ..........................................    0.10%          --
Investor B ...........................................    0.20%        0.10%
Investor C ...........................................    0.25%        0.75%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor A1, Investor B and Investor C shareholders.

For the six months ended April 30, 2008, the Distributor earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A Shares, which totaled $14,097. For the six months ended April 30, 2008, affiliates received contingent deferred sales charges of $117 and $163 relating to transactions in Investor B and Investor C Shares, respectively.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended April 30, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                Call Center Fees
--------------------------------------------------------------------------------
Institutional ................................................        $326
Investor A ...................................................        $ 31
Investor A1 ..................................................        $402
Investor B ...................................................        $ 52
Investor C ...................................................        $ 14
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 2008 were $52,249,604 and $56,022,472, respectively.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         21

4. Beneficial Interest Transactions:

Transactions in beneficial interest for each class were as follows:

                                                                            Six Months Ended                    Year Ended
                                                                             April 30, 2008                  October 31, 2007
                                                                      ---------------------------       ---------------------------
                                                                         Shares          Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Institutional
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................       2,095,677     $ 21,432,269        4,555,700     $ 46,355,829
Shares issued to shareholders in reinvestment of dividends .....          25,864          262,988           47,552          484,344
                                                                      ---------------------------       ---------------------------
Total issued ...................................................       2,121,541       21,695,257        4,603,252       46,840,173
Shares redeemed ................................................      (2,859,430)     (29,199,513)      (2,446,319)     (24,932,556)
                                                                      ---------------------------       ---------------------------
Net increase (decrease) ........................................        (737,889)    $ (7,504,256)       2,156,933     $ 21,907,617
                                                                      ===========================       ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................         310,920     $  3,187,318          259,672     $  2,652,562
Shares issued to shareholders in reinvestment of dividends .....           5,303           53,837            3,714           37,721
                                                                      ---------------------------       ---------------------------
Total issued ...................................................         316,223        3,241,155          263,386        2,690,283
Shares redeemed ................................................         (38,123)        (387,063)          (4,847)         (49,436)
                                                                      ---------------------------       ---------------------------
Net increase ...................................................         278,100     $  2,854,092          258,539     $  2,640,847
                                                                      ===========================       ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor A1
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold and automatic conversion of shares .................          73,646     $    752,052          106,014     $  1,079,829
Shares issued to shareholders in reinvestment of dividends .....          62,471          635,157          133,046        1,354,908
                                                                      ---------------------------       ---------------------------
Total issued ...................................................         136,117        1,387,209          239,060        2,434,737
Shares redeemed ................................................        (406,710)      (4,153,334)      (1,254,806)     (12,806,788)
                                                                      ---------------------------       ---------------------------
Net decrease ...................................................        (270,593)    $ (2,766,125)      (1,015,746)    $(10,372,051)
                                                                      ===========================       ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor B
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................          27,195     $    277,538            8,995     $     91,185
Shares issued to shareholders in reinvestment of dividends .....           6,800           69,161           15,345          156,359
                                                                      ---------------------------       ---------------------------
Total issued ...................................................          33,995          346,699           24,340          247,544
Shares redeemed and automatic conversion of shares .............        (102,815)      (1,051,552)        (292,910)      (2,986,145)
                                                                      ---------------------------       ---------------------------
Net decrease ...................................................         (68,820)    $   (704,853)        (268,570)    $ (2,738,601)
                                                                      ===========================       ===========================
-----------------------------------------------------------------------------------------------------------------------------------
Investor C
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold ....................................................         265,293     $  2,701,087          209,893     $  2,140,147
Shares issued to shareholders in reinvestment of dividends .....           3,483           35,389            3,333           33,849
                                                                      ---------------------------       ---------------------------
Total issued ...................................................         268,776        2,736,476          213,226        2,173,996
Shares redeemed ................................................         (42,377)        (433,195)         (29,335)        (297,025)
                                                                      ---------------------------       ---------------------------
Net increase ...................................................         226,399     $  2,303,281          183,891     $  1,876,971
                                                                      ===========================       ===========================


22         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Notes to Financial Statements (concluded)

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of 0.06% per annum based on the Fund's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Fund did not borrow under the credit agreement during the six months ended April 30, 2008.

6. Capital Loss Carryforward:

As of October 31, 2007, the Fund had a capital loss carryforward of $1,591,925, all of which expires in 2014. This amount will be available to offset future realized capital gains.

7. Concentration Risk:

The Fund's investments are concentrated in certain states, which may be affected by adverse financial, social, environmental, economic, regulatory and political factors.

Many municipalities insure repayment of their bonds, which reduces the risk of loss due to issuer default. The market value of these bonds may fluctuate for other reasons and there is no assurance that the insurer will meet its obligation.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         23

Officers and Trustees

James H. Bodurtha, Trustee
Bruce R. Bond, Trustee
Donald W. Burton, Trustee
Richard S. Davis, Trust President and Trustee
Stuart E. Eizenstat, Trustee
Laurence D. Fink, Trustee
Kenneth A. Froot, Trustee
Henry Gabbay, Trustee
Robert M. Hernandez, Trustee
John F. O'Brien, Trustee
Roberta Cooper Ramo, Trustee
Jean Margo Reid, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Richard R. West, Trustee
Donald C. Burke, Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

--------------------------------------------------------------------------------
We are pleased to announce that, effective March 1, 2008, Fred Stuebe assumed responsibility for the day-to-day management of BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust's portfolio. Mr. Stuebe is a Director of BlackRock, Inc. He joined the firm following the merger with Merrill Lynch Investment Managers (MLIM) in 2006. Previously, he was a Director and Portfolio Manager in the Municipal Tax-Exempt Fund Management group of MLIM from 1989 to 2006. Prior to joining MLIM, Mr. Stuebe was a Portfolio Manager in the Municipal Tax-Exempt Investments group of Old Republic Insurance Company in Chicago from 1984 to 1989.
--------------------------------------------------------------------------------


24         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Click on the applicable link and follow the steps to sign up
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         25

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


26         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


         BLACKROCK INTERMEDIATE MUNICIPAL FUND         APRIL 30, 2008         27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

BlackRock Intermediate Municipal Fund
Of BlackRock Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                     #10437-4/08

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: June 23, 2008


By: /s/ Neal J. Andrews
    -----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: June 23, 2008